Other expense - Schedule of Other Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity (losses) income from investments in associates and joint ventures
Loss on investment	$ (581)	$ (42)
Operations	28	(19)
Net mark-to-market losses on derivatives used to economically hedge equity settled share-based compensation plans	(103)	(53)
Early debt redemption costs	(1)	(18)
Gains on investments	80	24
Interest income	67	22
Gains (losses) on retirements and disposals of property, plant and equipment and intangible assets	11	(27)
Other	33	(2)
Total other expense	$ (466)	$ (115)